Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments

In general, we seek to enter into derivative instruments to protect against (i) increases in the interest rates on our variable-rate debt and (ii) foreign currency movements, particularly with respect to borrowings that are denominated in a currency other than the functional currency of the borrowing entity. In this regard, through our subsidiaries, we have entered into various derivative instruments to manage interest rate exposure and foreign currency exposure with respect to the U.S. dollar ($), the euro (€), the British pound sterling (£), the Swiss franc (CHF), the Chilean peso (CLP), the Czech koruna (CZK), the Hungarian forint (HUF), the Polish zloty (PLN) and the Romanian lei (RON). We generally do not apply hedge accounting to our derivative instruments. Accordingly, changes in the fair values of most of our derivative instruments are recorded in realized and unrealized gains or losses on derivative instruments, net, in our consolidated statements of operations.

The following table provides details of the fair values of our derivative instrument assets and liabilities:

	December 31, 2014			December 31, 2013
	Current	Long-term (a)	Total	Current	Long-term (a)	Total
	in millions
Assets:
Cross-currency and interest rate derivative contracts (b)	$443.6	$913.7	$1,357.3	$248.4	$520.8	$769.2
Equity-related derivative instruments (c)	—	400.2	400.2	—	430.4	430.4
Foreign currency forward contracts	2.5	—	2.5	2.6	—	2.6
Other	0.5	0.9	1.4	1.1	0.9	2.0
Total	$446.6	$1,314.8	$1,761.4	$252.1	$952.1	$1,204.2
Liabilities:
Cross-currency and interest rate derivative contracts (b)	$1,027.4	$1,443.9	$2,471.3	$727.2	$2,191.4	$2,918.6
Equity-related derivative instruments (c)	15.3	73.1	88.4	15.6	101.3	116.9
Foreign currency forward contracts	0.8	—	0.8	8.2	12.0	20.2
Other	0.2	0.1	0.3	0.2	0.6	0.8
Total	$1,043.7	$1,517.1	$2,560.8	$751.2	$2,305.3	$3,056.5
_______________

(a)	Our long-term derivative assets and liabilities are included in other assets, net, and other long-term liabilities, respectively, in our consolidated balance sheets.

(b)
We consider credit risk in our fair value assessments. As of December 31, 2014 and 2013, (i) the fair values of our cross-currency and interest rate derivative contracts that represented assets have been reduced by credit risk valuation adjustments aggregating $30.9 million and $9.8 million, respectively, and (ii) the fair values of our cross-currency and interest rate derivative contracts that represented liabilities have been reduced by credit risk valuation adjustments aggregating $64.6 million and $173.0 million, respectively. The adjustments to our derivative assets relate to the credit risk associated with counterparty nonperformance and the adjustments to our derivative liabilities relate to credit risk associated with our own nonperformance. In all cases, the adjustments take into account offsetting liability or asset positions within a given contract. Our determination of credit risk valuation adjustments generally is based on our and our counterparties’ credit risks, as observed in the credit default swap market and market quotations for certain of our subsidiaries’ debt instruments, as applicable. The changes in the credit risk valuation adjustments associated with our cross-currency and interest rate derivative contracts resulted in net gains (losses) of ($120.9 million), $15.3 million and ($57.3 million) during 2014, 2013 and 2012, respectively. These amounts are included in realized and unrealized gains (losses) on derivative instruments, net, in our consolidated statements of operations. For further information concerning our fair value measurements, see note 8.

(c)
Our equity-related derivative instruments include the fair value of (i) the ITV Collar (as described below) at December 31, 2014, (ii) the share collar (the Sumitomo Collar) with respect to the Sumitomo shares held by our company, (iii) the Virgin Media Capped Calls (as defined and described below) and (iv) the Ziggo Collar (as described below) at December 31, 2013. The fair values of our equity collars do not include credit risk valuation adjustments as we assume that any losses incurred by our company in the event of nonperformance by the respective counterparty would be, subject to relevant insolvency laws, fully offset against amounts we owe to such counterparty pursuant to the related secured borrowing arrangements.

The details of our realized and unrealized gains (losses) on derivative instruments, net, are as follows:

	Year ended December 31,
	2014	2013	2012
	in millions
Cross-currency and interest rate derivative contracts	$293.6	$(586.5)	$(958.3)
Equity-related derivative instruments:
Ziggo Collar	(113.3)	(152.5)	—
ITV Collar	(77.4)	—	—
Sumitomo Collar	(46.0)	(206.4)	(109.0)
Virgin Media Capped Calls	0.4	(3.4)	—
Total equity-related derivative instruments	(236.3)	(362.3)	(109.0)
Foreign currency forward contracts	31.6	(72.9)	(6.0)
Other	(0.1)	1.3	3.0
Total	$88.8	$(1,020.4)	$(1,070.3)

The net cash received or paid related to our derivative instruments is classified as an operating, investing or financing activity in our consolidated statements of cash flows based on the objective of the derivative instrument and the classification of the applicable underlying cash flows. For derivative contracts that are terminated prior to maturity, the cash paid or received upon termination that relates to future periods is classified as a financing activity. The classification of these cash inflows (outflows) are as follows:

	Year ended December 31,
	2014	2013	2012
	in millions
Operating activities	$(445.7)	$(402.1)	$(435.5)
Investing activities	(30.2)	(66.5)	23.7
Financing activities	(221.0)	524.5	(108.4)
Total	$(696.9)	$55.9	$(520.2)

Counterparty Credit Risk

We are exposed to the risk that the counterparties to the derivative instruments of our subsidiary borrowing groups will default on their obligations to us. We manage these credit risks through the evaluation and monitoring of the creditworthiness of, and concentration of risk with, the respective counterparties. In this regard, credit risk associated with our derivative instruments is spread across a relatively broad counterparty base of banks and financial institutions. Collateral is generally not posted by either party under the derivative instruments of our subsidiary borrowing groups. At December 31, 2014, our exposure to counterparty credit risk included derivative assets with an aggregate fair value of $1,040.9 million.

Each of our subsidiary borrowing groups have entered into derivative instruments under master agreements with each counterparty that contain master netting arrangements that are applicable in the event of early termination by either party to such derivative instrument. The master netting arrangements under each of these master agreements are limited to the derivative instruments governed by the relevant master agreement within each individual borrowing group and are independent of similar arrangements of our other subsidiary borrowing groups.

Under our derivative contracts, it is generally only the non-defaulting party that has a contractual option to exercise early termination rights upon the default of the other counterparty and to set off other liabilities against sums due upon such termination. However, in an insolvency of a derivative counterparty, under the laws of certain jurisdictions, the defaulting counterparty or its insolvency representatives may be able to compel the termination of one or more derivative contracts and trigger early termination payment liabilities payable by us, reflecting any mark-to-market value of the contracts for the counterparty. Alternatively, or in addition, the insolvency laws of certain jurisdictions may require the mandatory set off of amounts due under such derivative contracts against present and future liabilities owed to us under other contracts between us and the relevant counterparty. Accordingly, it is possible that we may be subject to obligations to make payments, or may have present or future liabilities owed to us partially or fully discharged by set off as a result of such obligations, in the event of the insolvency of a derivative counterparty, even though it is the counterparty that is in default and not us. To the extent that we are required to make such payments, our ability to do so will depend on our liquidity and capital resources at the time. In an insolvency of a defaulting counterparty, we will be an unsecured creditor in respect of any amount owed to us by the defaulting counterparty, except to the extent of the value of any collateral we have obtained from that counterparty.

In addition, where a counterparty is in financial difficulty, under the laws of certain jurisdictions, the relevant regulators may be able to (i) compel the termination of one or more derivative instruments, determine the settlement amount and/or compel, without any payment, the partial or full discharge of liabilities arising from such early termination that are payable by the relevant counterparty or (ii) transfer the derivative instruments to an alternative counterparty.

Details of our Derivative Instruments

In the following tables, we present the details of the various categories of our subsidiaries’ derivative instruments. For each subsidiary, the notional amount of multiple derivative instruments that mature within the same calendar month are shown in the aggregate and interest rates are presented on a weighted average basis. In addition, for derivative instruments that were in effect as of December 31, 2014, we present a single date that represents the applicable final maturity date.  For derivative instruments that become effective subsequent to December 31, 2014, we present a range of dates that represents the period covered by the applicable derivative instruments.

Cross-currency and Interest Rate Derivative Contracts

Cross-currency Swaps:

The terms of our outstanding cross-currency swap contracts at December 31, 2014 are as follows:

Subsidiary / Final maturity date	Notional amount due from counterparty	Notional amount due to counterparty	Interest rate due from counterparty	Interest rate due to counterparty
	in millions
Virgin Media Investment Holdings Limited (VMIH), a subsidiary of Virgin Media:
February 2022	$1,400.0	£873.6	5.01%	5.49%
June 2020	$1,384.6	£901.4	6 mo. LIBOR + 2.75%	6 mo. GBP LIBOR + 3.18%
October 2020	$1,370.4	£881.6	6 mo. LIBOR + 2.75%	6 mo. GBP LIBOR + 3.10%
January 2021	$500.0	£308.9	5.25%	6 mo. GBP LIBOR + 2.06%
October 2022	$450.0	£272.0	6.00%	6.43%
January 2022	$425.0	£255.8	5.50%	5.82%
April 2019	$291.5	£186.2	5.38%	5.49%
November 2016 (a)	$55.0	£27.7	6.50%	7.03%
October 2019	$50.0	£30.3	8.38%	8.98%
October 2019 - October 2022	$50.0	£30.7	6.00%	5.75%
UPC Broadband Holding BV (UPC Broadband Holding), a subsidiary of UPC Holding BV:
July 2018	$525.0	€396.3	6 mo. LIBOR + 1.99%	6.25%
January 2020	$327.5	€249.5	6 mo. LIBOR + 4.92%	7.52%
January 2015 - July 2021	$312.0	€240.0	6 mo. LIBOR + 2.50%	6 mo. EURIBOR + 2.87%
January 2015	$300.0	€226.5	6 mo. LIBOR + 1.75%	5.78%
October 2020	$300.0	€219.1	6 mo. LIBOR + 3.00%	6 mo. EURIBOR + 3.04%
January 2017 - July 2021	$262.1	€194.1	6 mo. LIBOR + 2.50%	6 mo. EURIBOR + 2.51%
November 2019	$250.0	€181.5	7.25%	7.74%
November 2021	$250.0	€181.4	7.25%	7.50%
July 2018	$200.0	€151.0	6 mo. LIBOR + 3.00%	7.31%
January 2020	$197.5	€150.5	6 mo. LIBOR + 4.92%	6 mo. EURIBOR + 4.91%
July 2021	$128.0	€97.2	6 mo. LIBOR + 2.50%	6 mo. EURIBOR + 2.90%

Subsidiary / Final maturity date	Notional amount due from counterparty	Notional amount due to counterparty		Interest rate due from counterparty	Interest rate due to counterparty
	in millions
January 2015 - July 2018	$100.0		€75.4	6 mo. LIBOR + 1.75%	5.77%
December 2016	$340.0	CHF	370.9	6 mo. LIBOR + 3.50%	6 mo. CHF LIBOR + 4.01%
January 2017 - July 2021	$300.0	CHF	278.3	6 mo. LIBOR + 2.50%	6 mo. CHF LIBOR + 2.46%
November 2019	$250.0	CHF	226.8	7.25%	6 mo. CHF LIBOR + 5.01%
January 2020	$225.0	CHF	206.3	6 mo. LIBOR + 4.81%	5.44%
January 2015 - July 2021	$200.0	CHF	186.0	6 mo. LIBOR + 2.50%	6 mo. CHF LIBOR + 2.55%
January 2015	$171.5	CHF	187.1	6 mo. LIBOR + 2.75%	6 mo. CHF LIBOR + 2.95%
July 2020	$201.5	RON	489.3	6 mo. LIBOR + 3.50%	11.34%
January 2015	€898.4	CHF	1,466.0	6 mo. EURIBOR + 1.68%	6 mo. CHF LIBOR + 1.94%
January 2015 - January 2021	€720.8	CHF	877.0	6 mo. EURIBOR + 2.50%	6 mo. CHF LIBOR + 2.62%
January 2015 - September 2022	€383.8	CHF	477.0	6 mo. EURIBOR + 2.00%	6 mo. CHF LIBOR + 2.22%
January 2015 - January 2017	€360.4	CHF	589.0	6 mo. EURIBOR + 3.75%	6 mo. CHF LIBOR + 3.94%
April 2018	€285.1	CHF	346.7	10.51%	9.87%
January 2020	€175.0	CHF	258.6	7.63%	6.76%
January 2015 - July 2021	€161.4	CHF	187.1	6 mo. EURIBOR + 2.35%	6 mo. CHF LIBOR + 2.76%
July 2020	€107.4	CHF	129.0	6 mo. EURIBOR + 3.00%	6 mo. CHF LIBOR + 3.28%
January 2017	€75.0	CHF	110.9	7.63%	6.98%
December 2015	€69.1	CLP	53,000.0	3.50%	5.75%
January 2015	€365.8	CZK	10,521.8	5.48%	5.99%
January 2015 - January 2020	€318.9	CZK	8,818.7	5.58%	5.44%
January 2015 - January 2017	€60.0	CZK	1,703.1	5.50%	6.99%
July 2017	€39.6	CZK	1,000.0	3.00%	3.75%
January 2015	€260.0	HUF	75,570.0	5.50%	9.40%
January 2015 - January 2017	€260.0	HUF	75,570.0	5.50%	10.56%
December 2016	€150.0	HUF	43,367.5	5.50%	9.20%
July 2018	€78.0	HUF	19,500.0	5.50%	9.15%
January 2015	€400.5	PLN	1,605.6	5.50%	7.50%
January 2015 - January 2017	€245.0	PLN	1,000.6	5.50%	9.03%
September 2016	€200.0	PLN	892.7	6.00%	8.19%
January 2015 - January 2020	€144.6	PLN	605.0	5.50%	7.98%
July 2017	€82.0	PLN	318.0	3.00%	5.60%
December 2015	CLP 53,000.0		€69.1	5.75%	3.50%

Subsidiary / Final maturity date	Notional amount due from counterparty	Notional amount due to counterparty		Interest rate due from counterparty	Interest rate due to counterparty
	in millions
Amsterdamse Beheer-en Consultingmaatschappij BV (ABC B.V.), a subsidiary of Ziggo:
January 2022	$2,350.0		€1,727.0	6 mo. LIBOR + 2.75%	4.56%
Unitymedia Hessen GmbH & Co. KG (Unitymedia Hessen), a subsidiary of Unitymedia KabelBW:
January 2023	$1,652.9		€1,252.5	5.67%	4.50%
January 2021	$797.1		€546.5	5.50%	5.60%
VTR:
January 2022	$1,400.0	CLP	760,340.0	6.88%	10.94%
_______________

(a)
Unlike the other cross-currency swaps presented in this table, the identified cross-currency swap does not involve the exchange of notional amounts at the inception and maturity of the instrument.  Accordingly, the only cash flows associated with this instrument are interest payments and receipts.

Interest Rate Swaps:

The terms of our outstanding interest rate swap contracts at December 31, 2014 are as follows:

Subsidiary / Final maturity date	Notional amount	Interest rate due from counterparty	Interest rate due to counterparty
	in millions
VMIH:
October 2018	£2,155.0	6 mo. GBP LIBOR	1.52%
January 2021	£650.0	5.50%	6 mo. GBP LIBOR + 1.84%
January 2021	£650.0	6 mo. GBP LIBOR + 1.84%	3.87%
December 2015	£600.0	6 mo. GBP LIBOR	2.90%
April 2018	£300.0	6 mo. GBP LIBOR	1.37%
UPC Broadband Holding:
July 2020	$1,000.0	6.63%	6 mo. LIBOR + 3.03%
January 2022	$750.0	6.88%	6 mo. LIBOR + 4.89%
January 2015	€1,554.0	1 mo. EURIBOR + 3.75%	6 mo. EURIBOR + 3.56%
January 2015 - January 2016	€1,554.0	1 mo. EURIBOR + 3.75%	6 mo. EURIBOR + 3.58%
January 2015	€1,364.8	6 mo. EURIBOR	3.44%
July 2020	€750.0	6.38%	6 mo. EURIBOR + 3.16%
January 2015 - January 2021	€750.0	6 mo. EURIBOR	2.57%
January 2015 - December 2016	€500.0	6 mo. EURIBOR	4.32%
January 2015 - January 2023	€290.0	6 mo. EURIBOR	2.79%
December 2015	€263.3	6 mo. EURIBOR	3.97%
January 2023	€210.0	6 mo. EURIBOR	2.88%
January 2015 - January 2018	€175.0	6 mo. EURIBOR	3.74%
January 2015 - July 2020	€171.3	6 mo. EURIBOR	3.95%

Subsidiary / Final maturity date	Notional amount		Interest rate due from counterparty	Interest rate due to counterparty
	in millions
July 2020		€171.3	6 mo. EURIBOR	4.32%
January 2015 - November 2021		€107.0	6 mo. EURIBOR	2.89%
January 2015	CHF	2,380.0	6 mo. CHF LIBOR	2.81%
January 2015 - January 2022	CHF	711.5	6 mo. CHF LIBOR	1.89%
January 2015 - January 2021	CHF	500.0	6 mo. CHF LIBOR	1.65%
January 2015 - January 2018	CHF	400.0	6 mo. CHF LIBOR	2.51%
January 2015 - December 2016	CHF	370.9	6 mo. CHF LIBOR	3.82%
January 2015 - November 2019	CHF	226.8	6 mo. CHF LIBOR + 5.01%	6.88%
ABC B.V.:
January 2022		€1,566.0	6 mo. EURIBOR	1.66%
Telenet International Finance S.a.r.l (Telenet International), a subsidiary of Telenet:
June 2023		€500.0	3 mo. EURIBOR	1.45%
July 2017 - June 2022		€420.0	3 mo. EURIBOR	2.08%
June 2021		€400.0	3 mo. EURIBOR	0.41%
July 2017 - June 2023		€382.0	3 mo. EURIBOR	1.89%
July 2017		€150.0	3 mo. EURIBOR	3.55%
August 2015 - June 2022		€55.0	3 mo. EURIBOR	1.81%
June 2015		€50.0	3 mo. EURIBOR	3.55%

Interest Rate Caps

Our purchased and sold interest rate cap contracts with respect to EURIBOR at December 31, 2014 are detailed below:

	December 31, 2014
Subsidiary / Final maturity date	Notional amount	EURIBOR cap rate
	in millions
Interest rate caps purchased (a):
Liberty Global Europe Financing BV (LGE Financing), the immediate parent of UPC Holding BV:
January 2015 - January 2020	€735.0	7.00%
Telenet International:
June 2015 - June 2017	€50.0	4.50%
Telenet NV, a subsidiary of Telenet:
December 2017	€0.6	6.50%
December 2017	€0.6	5.50%

Interest rate cap sold (b):
UPC Broadband Holding:
January 2015 - January 2020	€735.0	7.00%

_______________

(a)	Our purchased interest rate caps entitle us to receive payments from the counterparty when EURIBOR exceeds the EURIBOR cap rate.

(b)	Our sold interest rate cap requires that we make payments to the counterparty when EURIBOR exceeds the EURIBOR cap rate.

Interest Rate Collars

Our interest rate collar contracts establish floor and cap rates with respect to EURIBOR on the indicated notional amounts at December 31, 2014, as detailed below:

	December 31, 2014
Subsidiary / Final maturity date	Notional amount	EURIBOR floor rate (a)	EURIBOR cap rate (b)
	in millions
UPC Broadband Holding:
January 2015 - January 2020	€1,135.0	1.00%	3.54%
Telenet International:
July 2017	€650.0	2.00%	4.00%
 _______________

(a)	We make payments to the counterparty when EURIBOR is less than the EURIBOR floor rate.

(b)	We receive payments from the counterparty when EURIBOR is greater than the EURIBOR cap rate.

Equity-Related Derivative Instruments

Ziggo Collar and Secured Borrowing. In July 2013, Liberty Global Incorporated Limited (Liberty Global Limited), our wholly-owned subsidiary, paid a net option premium of €38.6 million ($51.0 million at the transaction date) to enter into the Ziggo Collar with respect to the then owned 24,957,000 Ziggo shares. The Ziggo Collar was comprised of (i) purchased put options exercisable by Liberty Global Limited and (ii) sold call options exercisable by the counterparty. Prior to the Ziggo Acquisition, the Ziggo Collar effectively hedged the value of a portion of our investment in Ziggo shares from significant losses due to market price decreases below the put option price while retaining a portion of the gains from market price increases up to the call option price.

The Ziggo Collar and related agreements also provided Liberty Global Limited with the ability to effectively finance the purchase of certain of its Ziggo shares pursuant to the Ziggo Collar Loan. In this regard, in July 2013, we borrowed €617.1 million ($816.4 million at the transaction date) under the Ziggo Collar Loan, including €486.4 million ($643.5 million at the transaction date) of non-cash borrowings that were used to finance the acquisition of Ziggo shares. At December 31, 2013, borrowings under the Ziggo Collar Loan were secured by 24,957,000 shares of Ziggo that were placed into a custody account. The Ziggo Collar Loan was issued at a discount with a zero coupon rate and an average implied yield of 45 basis points (0.45%). Under the terms of the Ziggo Collar, the counterparty had the right to re-use most of the Ziggo shares held in the custody account (up to an estimated 22.9 million shares at December 31, 2013), but we had the right to recall the shares that were re-used by the counterparty subject to certain costs. Pursuant to the terms of the Ziggo Collar, we lent to the counterparty 15.7 million Ziggo shares (the Lent Shares) on October 10, 2014. In addition, the counterparty had the right to retain dividends on the Ziggo shares that the counterparty would need to borrow from the custody account to hedge its exposure under the Ziggo Collar (an estimated 18.7 million shares at December 31, 2013). In January 2014, we settled a portion of the Ziggo Collar and Ziggo Collar Loan such that the number of Ziggo shares covered by these instruments was reduced to 19,965,600. Upon completion of the Ziggo Acquisition (see note 4), the Ziggo Collar was terminated, the Ziggo Collar Loan was settled and the counterparty was relieved of its obligation to redeliver to us the Lent Shares.

ITV Collar and Secured Borrowing. In July 2014, Liberty Global Limited entered into the ITV Collar with respect to all 259,820,065 of our ITV shares. The ITV Collar is comprised of (i) purchased put options exercisable by Liberty Global Limited and (ii) written call options exercisable by the counterparty. The ITV Collar effectively hedges the value of our investment in ITV shares from significant losses due to market price decreases below the put option price while retaining a portion of the gains from market price increases up to the call option price. For additional information regarding our investment in ITV, see note 6.

The ITV Collar and related agreements also provided Liberty Global Limited with the ability to effectively finance the purchase of its ITV shares pursuant to the ITV Collar Loan. In this regard, in July 2014, we borrowed £446.9 million ($764.5 million at the transaction date) under the ITV Collar Loan. At December 31, 2014, borrowings under the ITV Collar Loan were secured by all 259,820,065 of our ITV shares, which have been placed into a custody account. The ITV Collar Loan was issued at a discount with a zero coupon rate and an average implied yield of 173 basis points (1.73%). The ITV Collar Loan, which has an average maturity of three years and contains no financial covenants, provides for customary representations and warranties, events of default and certain adjustment and termination events. Under the terms of the ITV Collar, the counterparty has the right to re-use the pledged ITV shares held in the custody account, but we have the right to recall the shares that are re-used by the counterparty subject to certain costs. In addition, the counterparty retains dividends on the ITV shares that the counterparty would need to borrow from the custody account to hedge its exposure under the ITV Collar (an estimated 205 million shares at December 31, 2014).

Sumitomo Collar and Secured Borrowing. The Sumitomo Collar is comprised of purchased put options exercisable by Liberty Programming Japan LLC (Liberty Programming Japan), a wholly-owned subsidiary, and written call options exercisable by the counterparty with respect to all of the common shares of Sumitomo owned by Liberty Programming Japan. The Sumitomo Collar effectively hedges the value of our investment in Sumitomo shares from losses due to market price decreases below a per share value of ¥2,118.50 ($17.68) while retaining gains from market price increases up to a per share value of ¥2,787.50 ($23.26). At December 31, 2014, the market price of Sumitomo common stock was ¥1,242.00 ($10.36) per share. The Sumitomo Collar provides for a projected gross cash ordinary dividend to be paid per Sumitomo share during the term of the Sumitomo Collar. If the actual dividend paid does not exactly match the projected dividend, then an adjustment amount shall be payable between the parties to the Sumitomo Collar depending on the dividend actually paid by Sumitomo. The Sumitomo Collar may, at the option of Liberty Programming Japan, be settled in Sumitomo shares or in cash. The Sumitomo Collar also includes a purchased fair value put option, which effectively provides Liberty Programming Japan with the ability to sell the Sumitomo shares when the market price is trading between the put and call strike prices. The Sumitomo Collar matures in five equal semi-annual installments beginning on May 22, 2016. The fair value of the Sumitomo Collar as of December 31, 2014 was a net asset of $351.1 million.

The Sumitomo Collar and related agreements also provide Liberty Programming Japan with the ability to borrow funds on a secured basis. Borrowings under these agreements, which are secured by a pledge of 100% of the Sumitomo shares owned by Liberty Programming Japan, bear interest at 1.883%, mature in five equal semi-annual installments beginning on May 22, 2016, and are included in long-term debt and capital lease obligations in our consolidated balance sheets. During 2007, Liberty Programming Japan borrowed ¥93.660 billion ($757.6 million at the transaction date) under these agreements (the Sumitomo Collar Loan). The pledge arrangement entered into by Liberty Programming Japan provides that Liberty Programming Japan will be able to exercise all voting and consensual rights and, subject to the terms of the Sumitomo Collar, receive dividends on the Sumitomo shares.

Virgin Media Capped Calls. During 2010, Virgin Media entered into conversion hedges (the Virgin Media Capped Calls) with respect to the VM Convertible Notes, as defined and described in note 10, in order to offset a portion of the dilutive effects associated with conversion of the VM Convertible Notes. We account for the Virgin Media Capped Calls at fair value using a binomial pricing model and changes in fair value are reported in realized and unrealized gains or losses on derivative instruments, net, in our consolidated statements of operations. The Virgin Media Capped Calls mature on dates ranging from September 30, 2016 to November 10, 2016.

As further described in note 10, most of the VM Convertible Notes were exchanged for Liberty Global Class A and Class C ordinary shares and cash pursuant to the terms of the VM Convertible Notes Indenture (as defined in note 10). Accordingly, during 2013, we settled 93.8% of the notional amount of the Virgin Media Capped Calls for cash proceeds of $534.8 million.

Foreign Currency Forwards

The following table summarizes our outstanding foreign currency forward contracts at December 31, 2014:

Subsidiary	Currency purchased forward		Currency sold forward		Maturity dates
	in millions

UPC Broadband Holding		$0.8	CZK	14.9	January 2015 - March 2015
UPC Broadband Holding		€63.8	CHF	76.0	January 2015 - December 2015
UPC Broadband Holding		€4.5	CZK	123.3	January 2015 - March 2015
UPC Broadband Holding		€4.1	HUF	1,275.0	January 2015 - March 2015
UPC Broadband Holding		€12.0	PLN	51.0	January 2015 - March 2015
UPC Broadband Holding		£1.2		€1.4	January 2015 - March 2015
UPC Broadband Holding	CHF	67.0		€55.7	January 2015
UPC Broadband Holding	CZK	300.0		€10.9	January 2015
UPC Broadband Holding	HUF	7,400.0		€23.6	January 2015
UPC Broadband Holding	PLN	90.0		€20.9	January 2015
UPC Broadband Holding	RON	31.0		€6.9	January 2015
VTR		$52.4	CLP	31,739.4	January 2015 - December 2015